The Gabelli Dividend & Income Trust
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 90.6%
Aerospace  — 3.2%
1,000 Airbus SE ....................... $ 231,757
7,370 Allient Inc. ...................... 329,808
10,000 Astronics Corp.† .................. 456,100
10,000 Avio SpA ....................... 628,117
1,950 BAE Systems plc, ADR ............. 217,854
4,000 Ducommun Inc.† ................. 384,520
2,000 Elbit Systems Ltd. ................. 1,019,600
1,000 Embraer SA, ADR ................. 60,450
700 Firefly Aerospace Inc.† ............. 20,524
5,000 General Dynamics Corp. ............ 1,705,000
10,000 HEICO Corp. ..................... 3,228,200
42,000 Hexcel Corp. ..................... 2,633,400
89,000 Howmet Aerospace Inc. ............. 17,464,470
5,000 Innovative Solutions and Support Inc.† .. 62,450
700 Karman Holdings Inc.† ............. 50,540
73,650 L3Harris Technologies Inc. ........... 22,493,447
10,000 Leidos Holdings Inc. ............... 1,889,600
6,000 Lockheed Martin Corp. ............. 2,995,260
2,325 Mercury Systems Inc.† ............. 179,955
3,213 Northrop Grumman Corp. ........... 1,957,745
10,000 Park Aerospace Corp. .............. 203,400
1,140,000 Rolls-Royce Holdings plc ............ 18,244,913
33,000 RTX Corp. ...................... 5,521,890
56,800 Spirit AeroSystems Holdings Inc., Cl. A† . 2,192,480
1,200 Thales SA ...................... 375,602
76,200 The Boeing Co.† .................. 16,446,246
10,000 Woodward Inc. ................... 2,527,100
103,520,428
Automotive  — 0.7%
15,000 Daimler Truck Holding AG ........... 616,728
25,000 Ford Motor Co. ................... 299,000
7,500 General Motors Co. ................ 457,275
219,000 Iveco Group NV .................. 4,719,382
103,800 PACCAR Inc. .................... 10,205,616
100,000 Piaggio & C SpA .................. 229,879
8,000 Tesla Inc.† ...................... 3,557,760
1,300 Toyota Motor Corp., ADR ............ 248,417
47,000 Traton SE ....................... 1,505,320
21,839,377
Automotive: Parts and Accessories  — 2.3%
44,000 Aptiv plc† ...................... 3,793,680
18,000 Atmus Filtration Technologies Inc. ..... 811,620
251,500 Dana Inc. ....................... 5,040,060
250,000 Dowlais Group plc ................. 268,644
329,002 Garrett Motion Inc. ................ 4,481,007
181,800 Genuine Parts Co. ................. 25,197,480
4,000 Lear Corp. ...................... 402,440
12,000 Modine Manufacturing Co.† .......... 1,705,920
100,000 Monro Inc. ...................... 1,797,000
Shares
Market
Value
258,500 O'Reilly Automotive Inc.† ............ $ 27,868,885
15,000 Phinia Inc. ...................... 862,200
72,228,936
Broadcasting  — 0.3%
417,100 Canal+ SA ...................... 1,374,347
187,500 Grupo Televisa SAB, ADR ............ 504,375
37,000 Liberty Broadband Corp., Cl. C† ....... 2,350,980
130,000 Paramount Skydance Corp., Cl. B ...... 2,459,600
148,000 Sinclair Inc. ..................... 2,234,800
60,000 Sirius XM Holdings Inc. ............. 1,396,500
35,000 TEGNA Inc. ..................... 711,550
11,032,152
Building and Construction  — 1.6%
3,500 Amrize Ltd.† ..................... 169,855
5,000 Arcosa Inc. ...................... 468,550
18,000 Builders FirstSource Inc.† ........... 2,182,500
25,000 Carrier Global Corp. ............... 1,492,500
1,500 Cie de Saint-Gobain SA ............. 161,420
2,300 CRH plc ........................ 275,770
10,500 D.R. Horton Inc. .................. 1,779,435
27,200 Fortune Brands Innovations Inc. ....... 1,452,208
156,100 Herc Holdings Inc. ................ 18,210,626
11,000 Holcim AG ...................... 930,520
3,500 IES Holdings Inc.† ................ 1,391,775
129,000 Johnson Controls International plc ..... 14,183,550
17,500 Masterbrand Inc.† ................. 230,475
11,000 Sika AG ........................ 2,447,208
6,600 United Rentals Inc. ................ 6,300,756
51,677,148
Business Services  — 3.3%
3,700 Fidelity National Information Services Inc. 243,978
982,100 Havas NV ....................... 1,805,076
4,500 ITOCHU Corp. .................... 256,395
16,000 Jardine Matheson Holdings Ltd. ....... 1,008,000
80,000 JCDecaux SE .................... 1,434,220
7,000 Loomis AB ...................... 298,606
12,000 Marubeni Corp. ................... 300,071
132,300 Mastercard Inc., Cl. A .............. 75,253,563
11,000 Mitsubishi Corp. .................. 262,643
10,500 Mitsui & Co. Ltd. ................. 261,284
190,000 NIQ Global Intelligence plc† .......... 2,983,000
60,247 Paysafe Ltd.† .................... 778,391
30,500 Rentokil Initial plc, ADR ............. 770,125
13,000 RXO Inc.† ...................... 199,940
30,503 Steel Partners Holdings LP† .......... 1,289,057
10,000 Sumitomo Corp. .................. 289,955
21,000 U-Haul Holding Co.† ............... 1,198,470
71,000 UL Solutions Inc., Cl. A ............. 5,031,060
48,000 Vestis Corp. ..................... 217,440

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Business Services (Continued)
37,600 Visa Inc., Cl. A ................... $ 12,835,888
106,717,162
Cable and Satellite  — 0.7%
15,000 Cogeco Inc. ..................... 651,757
420,000 Comcast Corp., Cl. A ............... 13,196,400
32,800 EchoStar Corp., Cl. A† .............. 2,504,608
22,000 Liberty Latin America Ltd., Cl. A† ...... 182,380
120,000 Liberty Latin America Ltd., Cl. C† ...... 1,012,800
174,500 Rogers Communications Inc., Cl. B ..... 6,015,015
23,562,960
Communications Equipment  — 0.8%
96,000 Arista Networks Inc.† .............. 13,988,160
99,000 Corning Inc. ..................... 8,120,970
7,500 QUALCOMM Inc. ................. 1,247,700
65,000 Telesat Corp.† ................... 1,722,500
25,079,330
Computer Hardware  — 1.0%
103,300 Apple Inc. ...................... 26,303,279
10,000 Dell Technologies Inc., Cl. C .......... 1,417,700
5,000 HP Inc. ........................ 136,150
17,500 Micron Technology Inc. ............. 2,928,100
30,785,229
Computer Software and Services  — 6.7%
30,000 3D Systems Corp.† ................ 87,000
1,000 Akamai Technologies Inc.† ........... 75,760
1,000 Alibaba Group Holding Ltd., ADR ...... 178,730
25,000 Alphabet Inc., Cl. A ................ 6,077,500
152,200 Alphabet Inc., Cl. C ................ 37,068,310
110,600 Amazon.com Inc.† ................ 24,284,442
8,520 Backblaze Inc., Cl. A† .............. 79,066
1,250 Capgemini SE .................... 181,317
4,000 Check Point Software Technologies Ltd.† . 827,640
23,000 Cisco Systems Inc. ................ 1,573,660
12,800 CrowdStrike Holdings Inc., Cl. A† ...... 6,276,864
5,000 Fastly Inc., Cl. A† ................. 42,750
23,000 Fiserv Inc.† ..................... 2,965,390
2,031 Fortinet Inc.† .................... 170,766
2,500 Gen Digital Inc. ................... 70,975
533,589 Hewlett Packard Enterprise Co. ........ 13,104,946
4,790 Intuit Inc. ....................... 3,271,139
35,600 Kyndryl Holdings Inc.† ............. 1,069,068
30,650 Meta Platforms Inc., Cl. A ........... 22,508,747
107,700 Microsoft Corp. .................. 55,783,215
9,386 MKS Inc. ....................... 1,161,705
81,000 N-able Inc.† ..................... 631,800
42,700 Oracle Corp. ..................... 12,008,948
11,800 Palantir Technologies Inc., Cl. A† ...... 2,152,556
41,400 Rockwell Automation Inc. ........... 14,470,542
Shares
Market
Value
1,000 Rubrik Inc., Cl. A† ................. $ 82,250
4,500 SAP SE, ADR .................... 1,202,445
7,400 ServiceNow Inc.† ................. 6,810,072
32,000 Stratasys Ltd.† ................... 358,400
19,757 Vimeo Inc.† ..................... 153,117
214,729,120
Consumer Products  — 1.9%
30,000 Church & Dwight Co. Inc. ........... 2,628,900
153,000 Edgewell Personal Care Co. .......... 3,115,080
33,000 Energizer Holdings Inc. ............. 821,370
95,000 Hanesbrands Inc.† ................ 626,050
3,995 Nintendo Co. Ltd., ADR ............. 85,253
224,500 Philip Morris International Inc. ........ 36,413,900
109,670 Spectrum Brands Holdings Inc. ....... 5,760,965
20,000 The Estee Lauder Companies Inc., Cl. A .. 1,762,400
62,100 The Procter & Gamble Co., CDI ....... 9,541,665
17,000 The Scotts Miracle-Gro Co. .......... 968,150
61,723,733
Consumer Services  — 0.2%
86,530 Arlo Technologies Inc.† ............. 1,466,684
14,500 Ashtead Group plc ................ 968,227
6,000 Avis Budget Group Inc.† ............ 963,450
7,000 Travel + Leisure Co. ................ 416,430
17,000 Uber Technologies Inc.† ............ 1,665,490
5,480,281
Diversified Industrial  — 4.8%
500 Agilent Technologies Inc. ............ 64,175
19,117 Albany International Corp., Cl. A ....... 1,018,936
10,555 American Outdoor Brands Inc.† ....... 91,617
255,000 Ampco-Pittsburgh Corp.† ........... 583,950
10,345 AZZ Inc. ........................ 1,128,950
2,000 Belden Inc. ...................... 240,540
95,000 Bouygues SA .................... 4,274,012
10,000 Cadre Holdings Inc. ................ 365,100
10,000 Carpenter Technology Corp. .......... 2,455,400
27,500 CompoSecure Inc., Cl. A† ........... 572,550
14,800 Crane Co. ....................... 2,725,272
1,000 Crane NXT Co. ................... 67,070
36,900 Eaton Corp. plc ................... 13,809,825
3,000 Fluor Corp.† ..................... 126,210
109,500 General Electric Co. ................ 32,939,790
3,500 Graham Corp.† ................... 192,150
6,000 Greif Inc., Cl. A ................... 358,560
100,000 Griffon Corp. .................... 7,615,000
12,500 GXO Logistics Inc.† ............... 661,125
182,300 Honeywell International Inc. .......... 38,374,150
10,500 Hyster-Yale Inc. .................. 387,030
43,000 ITT Inc. ........................ 7,686,680
2,278 Moog Inc., Cl. A .................. 473,072
9,500 nVent Electric plc ................. 937,080

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
13,000 Pentair plc ...................... $ 1,439,880
10,678 Proto Labs Inc.† .................. 534,220
100,000 Senior plc ...................... 267,097
1,250 Siemens AG ..................... 336,365
9,000 Smiths Group plc ................. 284,688
6,500 Sulzer AG ....................... 1,100,685
2,000 Symrise AG ..................... 173,853
291,300 Textron Inc. ..................... 24,611,937
15,225 The Sherwin-Williams Co. ........... 5,271,809
300,000 Toray Industries Inc. ............... 1,917,639
36,000 Trinity Industries Inc. ............... 1,009,440
250 VeriSign Inc. .................... 69,893
154,165,750
Electronics  — 2.9%
1,000 Garmin Ltd. ..................... 246,220
42,733 Intel Corp. ...................... 1,433,692
10,025 Kimball Electronics Inc.† ............ 299,347
133,000 Resideo Technologies Inc.† .......... 5,742,940
5,650 Signify NV ...................... 147,924
1,739,940 Sony Group Corp., ADR ............. 50,092,873
36,000 TE Connectivity plc ................ 7,903,080
105,330 Texas Instruments Inc. ............. 19,352,281
11,000 Thermo Fisher Scientific Inc. ......... 5,335,220
3,500 Universal Display Corp. ............. 502,705
2,000 WESCO International Inc. ............ 423,000
91,479,282
Energy and Utilities  — 0.7%
97,000 Alliant Energy Corp. ............... 6,538,770
400 Cheniere Energy Inc. ............... 93,992
20,600 GE Vernova Inc. .................. 12,666,940
16,000 Northwest Natural Holding Co. ........ 718,880
25,000 NOV Inc. ....................... 331,250
70,000 Venture Global Inc., Cl. A ............ 993,300
21,343,132
Energy and Utilities: Electric  — 0.3%
50,000 Algonquin Power & Utilities Corp. ...... 268,500
2,000 ALLETE Inc. ..................... 132,800
5,000 American Electric Power Co. Inc. ...... 562,500
29,000 Electric Power Development Co. Ltd. .... 544,075
59,000 Evergy Inc. ...................... 4,485,180
12,000 Pinnacle West Capital Corp. .......... 1,075,920
10,000 Portland General Electric Co. ......... 440,000
32,000 PPL Corp. ...................... 1,189,120
54,100 The AES Corp. ................... 711,956
6,500 WEC Energy Group Inc. ............. 744,835
10,154,886
Energy and Utilities: Integrated  — 1.1%
18,000 Chubu Electric Power Co. Inc. ........ 250,553
Shares
Market
Value
20,000 Endesa SA ...................... $ 638,918
228,000 Enel SpA ....................... 2,159,134
12,500 Eversource Energy ................ 889,250
33,000 Hawaiian Electric Industries Inc.† ...... 364,320
410,000 Hera SpA ....................... 1,843,611
16,000 Hokkaido Electric Power Co. Inc. ...... 117,280
40,000 Iberdrola SA, ADR ................. 3,042,400
115,000 Korea Electric Power Corp., ADR ...... 1,500,750
23,000 Kyushu Electric Power Co. Inc. ........ 230,101
23,000 MGE Energy Inc. .................. 1,936,140
122,000 NextEra Energy Inc. ................ 9,209,780
49,000 NiSource Inc. .................... 2,121,700
10,000 Northwestern Energy Group Inc. ....... 586,100
57,500 OGE Energy Corp. ................. 2,660,525
11,000 Ormat Technologies Inc. ............ 1,058,750
30,000 Public Service Enterprise Group Inc. .... 2,503,800
50,000 Shikoku Electric Power Co. Inc. ....... 444,602
35,000 The Chugoku Electric Power Co. Inc. .... 199,584
18,000 The Kansai Electric Power Co. Inc. ..... 257,856
52,000 Tohoku Electric Power Co. Inc. ........ 378,348
68,000 TXNM Energy Inc. ................. 3,845,400
36,238,902
Energy and Utilities: Natural Gas  — 1.4%
16,000 APA Corp. ...................... 388,480
190,000 Enterprise Products Partners LP ....... 5,941,300
47,000 Kinder Morgan Inc. ................ 1,330,570
243,100 National Fuel Gas Co. .............. 22,455,147
82,499 National Grid plc .................. 1,184,422
20,000 National Grid plc, ADR .............. 1,453,400
14,300 ONEOK Inc. ..................... 1,043,471
62,000 Sempra ........................ 5,578,760
39,000 Southwest Gas Holdings Inc. ......... 3,055,260
44,000 UGI Corp. ....................... 1,463,440
43,894,250
Energy and Utilities: Oil  — 3.1%
79,185 Chevron Corp. ................... 12,296,639
193,800 ConocoPhillips ................... 18,331,542
65,000 Devon Energy Corp. ............... 2,278,900
123,000 Eni SpA, ADR .................... 4,298,850
367,500 Equinor ASA, ADR ................ 8,959,650
115,300 Exxon Mobil Corp. ................ 13,000,075
24,000 Innovex International Inc.† ........... 444,960
112,000 Marathon Petroleum Corp. ........... 21,586,880
27,257 Occidental Petroleum Corp. .......... 1,287,893
100,000 PetroChina Co. Ltd., Cl. H ........... 90,980
25,000 Petroleo Brasileiro SA - Petrobras, ADR .. 316,500
22,000 Phillips 66 ...................... 2,992,440
75,000 Repsol SA, ADR .................. 1,335,000
89,300 Shell plc, ADR ................... 6,387,629
2,900 Texas Pacific Land Corp. ............ 2,707,556
70,000 TotalEnergies SE, ADR .............. 4,178,300

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Oil (Continued)
2,891 Woodside Energy Group Ltd., ADR ..... $ 43,509
100,537,303
Energy and Utilities: Services  — 0.8%
441,025 Halliburton Co. ................... 10,849,215
107,975 Oceaneering International Inc.† ....... 2,675,620
320,200 Schlumberger NV ................. 11,005,274
24,530,109
Energy and Utilities: Water  — 0.3%
11,000 American States Water Co. ........... 806,520
6,000 American Water Works Co. Inc. ....... 835,140
60,000 Essential Utilities Inc. .............. 2,394,000
22,000 H2O America .................... 1,071,400
74,500 Mueller Water Products Inc., Cl. A ..... 1,901,240
34,000 Severn Trent plc .................. 1,183,404
7,500 The York Water Co. ................ 228,150
8,000 United Utilities Group plc, ADR ........ 248,160
8,668,014
Entertainment  — 2.6%
226,000 Atlanta Braves Holdings Inc., Cl. A† .... 10,276,220
113,000 Atlanta Braves Holdings Inc., Cl. C† .... 4,699,670
68,000 Brightstar Lottery plc ............... 1,173,000
35,800 Caesars Entertainment Inc.† .......... 967,495
53,333 Fox Corp., Cl. A ................... 3,363,179
69,000 Fox Corp., Cl. B ................... 3,953,010
37,880 Madison Square Garden Entertainment
Corp.† ....................... 1,713,691
52,900 Madison Square Garden Sports Corp.† .. 12,008,300
13,700 Netflix Inc.† ..................... 16,425,204
50,000 Ollamani SAB† ................... 149,889
13,000 Penn Entertainment Inc.† ............ 250,380
29,880 Sphere Entertainment Co.† .......... 1,856,146
2,000 Spotify Technology SA† ............. 1,396,000
16,500 Take-Two Interactive Software Inc.† .... 4,262,940
1,900 The Walt Disney Co. ............... 217,550
70,000 Universal Music Group NV ........... 2,018,427
1,047,100 Vivendi SE ...................... 3,685,584
671,000 Warner Bros Discovery Inc.† ......... 13,104,630
81,521,315
Environmental Services  — 2.4%
167,300 Republic Services Inc. .............. 38,392,004
29,180 Veolia Environnement SA ............ 992,819
85,222 Waste Connections Inc. ............. 14,982,028
96,600 Waste Management Inc. ............ 21,332,178
75,699,029
Equipment and Supplies  — 1.9%
9,000 3M Co. ........................ 1,396,620
3,000 CTS Corp. ...................... 119,820
Shares
Market
Value
101,000 Flowserve Corp. .................. $ 5,367,140
108,000 Graco Inc. ...................... 9,175,680
226,550 Mueller Industries Inc. .............. 22,906,470
456,825 RPC Inc. ....................... 2,174,487
70,000 Sealed Air Corp. .................. 2,474,500
102,500 The Timken Co. ................... 7,705,950
25,500 Valmont Industries Inc. ............. 9,887,115
10,000 Xerox Holdings Corp. .............. 37,600
61,245,382
Financial Services  — 18.1%
207,800 American Express Co. .............. 69,022,848
50,900 American International Group Inc. ...... 3,997,686
9,000 Apollo Global Management Inc. ....... 1,199,430
2,000 Arthur J. Gallagher & Co. ............ 619,480
218,000 Bank of America Corp. .............. 11,246,620
47,500 Berkshire Hathaway Inc., Cl. B† ....... 23,880,150
14,650 Blackrock Inc. .................... 17,079,995
73,500 Blackstone Inc. ................... 12,557,475
70,000 Blue Owl Capital Inc. ............... 1,185,100
7,174 Brookfield Asset Management Ltd., Cl. A . 408,488
27,000 Brookfield Corp. .................. 1,851,660
196 Brookfield Wealth Solutions Ltd. ....... 13,424
12,000 Brooks Macdonald Group plc ......... 292,112
14,000 Cannae Holdings Inc. .............. 256,340
1,000 Chubb Ltd. ...................... 282,250
130,500 Citigroup Inc. .................... 13,245,750
200,000 Conn's Inc., Escrow†(a) ............ 20
18,200 Cullen/Frost Bankers Inc. ............ 2,307,214
11,000 EXOR NV ....................... 1,074,491
128 Farmers & Merchants Bank of Long Beach 913,920
37,000 Fidelity National Financial Inc. ......... 2,238,130
2,500 First Citizens BancShares Inc., Cl. A .... 4,472,900
87,000 FTAI Aviation Ltd. ................. 14,516,820
22,700 HSBC Holdings plc, ADR ............ 1,611,246
51,600 Interactive Brokers Group Inc., Cl. A .... 3,550,596
27,000 Intercontinental Exchange Inc. ........ 4,548,960
195,000 Invesco Ltd. ..................... 4,473,300
5,100 Janus Henderson Group plc .......... 227,001
247,900 JPMorgan Chase & Co. ............. 78,195,097
63,000 KeyCorp. ....................... 1,177,470
128,400 KKR & Co. Inc. ................... 16,685,580
77,000 Loews Corp. ..................... 7,730,030
35,500 M&T Bank Corp. .................. 7,015,510
7,400 Moody's Corp. ................... 3,525,952
168,460 Morgan Stanley .................. 26,778,402
70,000 National Australia Bank Ltd., ADR ...... 1,022,000
124,000 Navient Corp. .................... 1,630,600
59,200 Northern Trust Corp. ............... 7,968,320
175,000 Oaktree Specialty Lending Corp. ....... 2,283,750
5,000 PayPal Holdings Inc.† .............. 335,300
80,000 Resona Holdings Inc. .............. 817,121

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
12,500 S&P Global Inc. .................. $ 6,083,875
90,000 SLM Corp. ...................... 2,491,200
347,988 Sony Financial Group Inc., ADR† ...... 1,927,854
145,000 State Street Corp. ................. 16,821,450
420,000 SuRo Capital Corp. ................ 3,780,000
14,500 Synovus Financial Corp. ............ 711,660
112,500 T. Rowe Price Group Inc. ............ 11,547,000
571,100 The Bank of New York Mellon Corp. .... 62,227,056
36,000 The Charles Schwab Corp. ........... 3,436,920
25,000 The Goldman Sachs Group Inc. ....... 19,908,750
76,000 The Hartford Insurance Group Inc. ..... 10,137,640
138,000 The PNC Financial Services Group Inc. .. 27,728,340
62,500 The Travelers Companies Inc. ......... 17,451,250
16,644 Tiptree Inc. ...................... 319,065
30,000 TP ICAP Group plc ................ 111,156
81,750 W. R. Berkley Corp. ................ 6,263,685
386,850 Wells Fargo & Co. ................. 32,425,767
2,300 Willis Towers Watson plc ............ 794,535
576,405,741
Food and Beverage  — 5.6%
24,000 Ajinomoto Co. Inc. ................ 689,076
140,000 BellRing Brands Inc.† .............. 5,089,000
900,000 China Mengniu Dairy Co. Ltd. ......... 1,734,784
40,000 Conagra Brands Inc. ............... 732,400
154,000 Danone SA ...................... 13,408,402
1,900,000 Davide Campari-Milano NV .......... 11,978,832
10,000 Diageo plc ...................... 238,787
141,650 Diageo plc, ADR .................. 13,517,660
70,954 Flowers Foods Inc. ................ 925,950
135,000 General Mills Inc. ................. 6,806,700
18,000 Heineken Holding NV ............... 1,233,105
260,000 ITO EN Ltd. ..................... 6,120,026
126,500 Keurig Dr Pepper Inc. .............. 3,227,015
1,575,000 Kikkoman Corp. .................. 13,365,960
7,800 Lamb Weston Holdings Inc. .......... 453,024
10,000 Lifecore Biomedical Inc.† ............ 73,600
106,000 Maple Leaf Foods Inc. .............. 2,742,732
6,000 McCormick & Co. Inc. .............. 400,320
97,000 Molson Coors Beverage Co., Cl. B ...... 4,389,250
334,500 Mondelēz International Inc., Cl. A ...... 20,896,215
60,000 Morinaga Milk Industry Co. Ltd. ....... 1,405,416
10,000 Nathan's Famous Inc. .............. 1,107,400
5,000 National Beverage Corp.† ............ 184,600
24,000 Nestlé SA ....................... 2,202,977
384,000 Nissin Foods Holdings Co. Ltd. ........ 7,234,162
63,082 Nomad Foods Ltd. ................ 829,528
37,000 PepsiCo Inc. ..................... 5,196,280
39,300 Pernod Ricard SA ................. 3,854,549
41,500 Post Holdings Inc.† ................ 4,460,420
Shares
Market
Value
20,000 Remy Cointreau SA ................ $ 1,079,656
15,500 The Boston Beer Co. Inc., Cl. A† ....... 3,277,010
333,000 The Campbell's Company ........... 10,516,140
206,300 The Coca-Cola Co. ................ 13,681,816
14,500 The Hain Celestial Group Inc.† ........ 22,910
9,000 The Hershey Co. .................. 1,683,450
10,150 The J.M. Smucker Co. .............. 1,102,290
203,700 The Kraft Heinz Co. ................ 5,304,348
25,000 The Simply Good Foods Co.† ......... 620,500
25,000 Treatt plc ....................... 90,277
4,000 Unilever plc, ADR ................. 237,120
470,000 Yakult Honsha Co. Ltd. ............. 7,664,097
179,777,784
Health Care  — 7.8%
30,000 Abbott Laboratories ............... 4,018,200
48,700 AbbVie Inc. ..................... 11,275,998
3,000 Amgen Inc. ..................... 846,600
30,000 AstraZeneca plc, ADR .............. 2,301,600
180,000 Avantor Inc.† .................... 2,246,400
200,000 Bausch + Lomb Corp.† ............. 3,014,000
334,000 Baxter International Inc. ............. 7,605,180
28,500 Becton Dickinson & Co. ............. 5,334,345
2,300 BioMarin Pharmaceutical Inc.† ........ 124,568
9,000 Bio-Rad Laboratories Inc., Cl. A† ...... 2,523,510
45,000 Boston Scientific Corp.† ............ 4,393,350
20,000 Bristol-Myers Squibb Co. ............ 902,000
22,000 Cencora Inc. ..................... 6,875,660
8,500 Charles River Laboratories International
Inc.† ........................ 1,329,910
11,500 Chemed Corp. ................... 5,149,010
10,000 CVS Group plc ................... 167,844
15,207 DaVita Inc.† ..................... 2,020,554
1,000 Demant A/S† .................... 34,633
52,500 Elanco Animal Health Inc.† ........... 1,057,350
15,000 Elevance Health Inc. ............... 4,846,800
44,600 Eli Lilly & Co. .................... 34,029,800
263,000 Evolent Health Inc., Cl. A† ........... 2,224,980
24,500 Fortrea Holdings Inc.† .............. 206,290
467 GE HealthCare Technologies Inc. ....... 35,072
9,000 Gerresheimer AG ................. 372,996
25,000 Haleon plc ...................... 111,761
50,000 Halozyme Therapeutics Inc.† ......... 3,667,000
13,000 HCA Healthcare Inc. ............... 5,540,600
44,300 Henry Schein Inc.† ................ 2,940,191
34,000 ICU Medical Inc.† ................. 4,078,640
8,600 Incyte Corp.† .................... 729,366
37,500 Integer Holdings Corp.† ............. 3,874,875
15,100 Intuitive Surgical Inc.† .............. 6,753,173
93,000 Johnson & Johnson ............... 17,244,060
3,735 Kenvue Inc. ..................... 60,619
22,700 Labcorp Holdings Inc. .............. 6,516,262

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
20,000 Lantheus Holdings Inc.† ............ $ 1,025,800
4,700 McKesson Corp. .................. 3,630,938
40,000 Medtronic plc .................... 3,809,600
146,600 Merck & Co. Inc. .................. 12,304,138
205,000 Option Care Health Inc.† ............ 5,690,800
100,000 Owens & Minor Inc.† .............. 480,000
100,000 Pacific Biosciences of California Inc.† ... 128,000
78,700 Perrigo Co. plc ................... 1,752,649
408,000 Pfizer Inc. ...................... 10,395,840
30,000 QuidelOrtho Corp.† ................ 883,500
11,000 Smith & Nephew plc ............... 197,868
27,400 Stryker Corp. .................... 10,128,958
80,000 Surgery Partners Inc.† ............. 1,731,200
2,200 Teladoc Health Inc.† ............... 17,006
53,000 Tenet Healthcare Corp.† ............. 10,761,120
165,000 Teva Pharmaceutical Industries Ltd., ADR† 3,333,000
38,000 The Cigna Group .................. 10,953,500
48,000 The Cooper Companies Inc.† ......... 3,290,880
14,000 Treace Medical Concepts Inc.† ........ 93,940
5,300 UnitedHealth Group Inc. ............ 1,830,090
7,500 Vertex Pharmaceuticals Inc.† ......... 2,937,300
23,000 Viatris Inc. ...................... 227,700
31,300 Zimmer Biomet Holdings Inc. ......... 3,083,050
45,000 Zoetis Inc. ...................... 6,584,400
249,724,474
Hotels and Gaming  — 0.4%
19,000 Accor SA ....................... 898,970
57,520 Boyd Gaming Corp. ................ 4,972,604
62,000 Entain plc ....................... 728,608
1,100 Flutter Entertainment plc† ........... 279,400
16,500 Golden Entertainment Inc. ........... 389,070
10,200 Las Vegas Sands Corp. ............. 548,658
400,000 Mandarin Oriental International Ltd. .... 940,000
4,400 MGM Resorts International† ......... 152,504
16,900 Ryman Hospitality Properties Inc., REIT . 1,514,071
30,000 Super Group SGHC Ltd. ............. 396,000
4,500 Wyndham Hotels & Resorts Inc. ....... 359,550
1,000 Wynn Resorts Ltd. ................ 128,270
11,307,705
Industrials  — 0.0%
4,500 Clarkson plc ..................... 222,110
Machinery  — 2.4%
66,000 Astec Industries Inc. ............... 3,176,580
1,962,700 CNH Industrial NV ................. 21,295,295
53,100 Deere & Co. ..................... 24,280,506
17,000 Oshkosh Corp. ................... 2,204,900
3,500 Otis Worldwide Corp. .............. 320,005
1,500 Tennant Co. ..................... 121,590
Shares
Market
Value
40,000 Twin Disc Inc. .................... $ 557,600
5,000 Vertiv Holdings Co., Cl. A ............ 754,300
166,980 Xylem Inc. ...................... 24,629,550
77,340,326
Metals and Mining  — 1.5%
54,585 Agnico Eagle Mines Ltd. ............ 9,200,848
16,000 Alliance Resource Partners LP ........ 404,560
10,000 ATI Inc.† ....................... 813,400
124,190 Barrick Mining Corp. ............... 4,069,706
8,000 BHP Group Ltd., ADR .............. 446,000
14,000 Endeavour Mining plc .............. 588,086
10,000 Franco-Nevada Corp. ............... 2,225,839
860 Franco-Nevada Corp., New York ....... 191,703
199,500 Freeport-McMoRan Inc. ............. 7,824,390
2,500 Materion Corp. ................... 302,025
267,970 Newmont Corp. .................. 22,592,551
48,659,108
Paper and Forest Products  — 0.0%
11,500 International Paper Co. ............. 533,600
2,200 Keweenaw Land Association Ltd.† ..... 83,600
617,200
Publishing  — 0.0%
1,200 Graham Holdings Co., Cl. B .......... 1,412,772
82,100 Louis Hachette Group .............. 148,729
1,561,501
Real Estate  — 0.1%
5,000 Howard Hughes Holdings Inc.† ....... 410,850
50,000 Millrose Properties Inc., REIT ......... 1,680,500
44,000 Tejon Ranch Co.† ................. 703,120
2,794,470
Real Estate Investment Trust  — 0.5%
50,500 American Tower Corp. .............. 9,712,160
30,000 Apartment Investment and Management
Co., Cl. A ..................... 237,900
16,000 Crown Castle Inc. ................. 1,543,840
1,400 Equinix Inc. ..................... 1,096,536
51,687 Safehold Inc. .................... 800,632
2,500 The St. Joe Co. ................... 123,700
12,600 VICI Properties Inc. ................ 410,886
95,000 Weyerhaeuser Co. ................. 2,355,050
16,280,704
Retail  — 2.6%
77,000 AutoNation Inc.† .................. 16,845,290
900 AutoZone Inc.† ................... 3,861,216
19,000 Bassett Furniture Industries Inc. ....... 297,160
63,000 CarMax Inc.† .................... 2,826,810
6,900 Costco Wholesale Corp. ............. 6,386,847
115,000 CVS Health Corp. ................. 8,669,850
1,700 Ferguson Enterprises Inc. ........... 381,786

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
447,000 Hertz Global Holdings Inc.† .......... $ 3,039,600
98,500 Ingles Markets Inc., Cl. A ............ 6,851,660
26,400 Lowe's Companies Inc. ............. 6,634,584
6,500 Macy's Inc. ..................... 116,545
9,900 MSC Industrial Direct Co. Inc., Cl. A .... 912,186
13,000 Penske Automotive Group Inc. ........ 2,260,830
54,600 Rush Enterprises Inc., Cl. B .......... 3,135,132
217,000 Sally Beauty Holdings Inc.† .......... 3,532,760
348,000 Seven & i Holdings Co. Ltd. .......... 4,685,181
10,000 Starbucks Corp. .................. 846,000
6,000 The Home Depot Inc. ............... 2,431,140
60,500 The Kroger Co. ................... 4,078,305
60,000 Walmart Inc. .................... 6,183,600
83,976,482
Semiconductors  — 2.5%
31,000 Advanced Micro Devices Inc.† ........ 5,015,490
29,000 Applied Materials Inc. .............. 5,937,460
6,500 ASML Holding NV ................. 6,292,585
2,000 Axcelis Technologies Inc.† ........... 195,280
55,700 Broadcom Inc. ................... 18,375,987
4,000 Entegris Inc. ..................... 369,840
11,500 GLOBALFOUNDRIES Inc.† ........... 412,160
200 Hensoldt AG ..................... 25,899
197,000 NVIDIA Corp. .................... 36,756,260
4,300 NXP Semiconductors NV ............ 979,239
34,804 SkyWater Technology Inc.† .......... 649,443
10,900 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ..................... 3,044,261
1,500 Teradyne Inc. .................... 206,460
78,260,364
Specialty Chemicals  — 0.9%
11,000 Air Products and Chemicals Inc. ....... 2,999,920
20,000 Ashland Inc. ..................... 958,200
7,000 Axalta Coating Systems Ltd.† ......... 200,340
2,900 DSM-Firmenich AG ................ 246,912
195,000 DuPont de Nemours Inc. ............ 15,190,500
10,000 International Flavors & Fragrances Inc. .. 615,400
16,760 Novonesis Novozymes B ............ 1,025,679
83,000 Olin Corp. ...................... 2,074,170
11,000 Rogers Corp.† ................... 885,060
10,000 Sensient Technologies Corp. ......... 938,500
57,500 Valvoline Inc.† ................... 2,064,825
27,199,506
Telecommunications  — 2.1%
29,000 AT&T Inc. ....................... 818,960
148,000 BCE Inc. ........................ 3,461,720
390,000 Deutsche Telekom AG, ADR .......... 13,318,500
73,750 Eurotelesites AG† ................. 426,004
Shares
Market
Value
62,279 GCI Liberty Inc., Escrow†(a) ......... $ 1
195,000 Hellenic Telecommunications Organization
SA, ADR ...................... 1,872,975
142,000 Liberty Global Ltd., Cl. C† ........... 1,668,500
44,000 Orange SA, ADR .................. 714,120
50,000 Pharol SGPS SA† ................. 3,686
40,500 Proximus SA .................... 353,765
101,500 Sunrise Communications AG, Cl. A ..... 5,995,264
100,000 Telefonica SA, ADR ................ 508,000
295,000 Telekom Austria AG ................ 3,151,737
100,000 Telephone and Data Systems Inc. ...... 3,924,000
98,000 Telstra Group Ltd., ADR ............. 1,571,920
170,000 TELUS Corp. .................... 2,680,900
65,500 T-Mobile US Inc. .................. 15,679,390
12,000 VEON Ltd., ADR† ................. 653,160
203,300 Verizon Communications Inc. ......... 8,935,035
149,600 Vodafone Group plc, ADR ........... 1,735,360
67,472,997
Transportation  — 1.0%
28,840 Canadian Pacific Kansas City Ltd. ...... 2,148,292
15,500 Ferrari Group plc .................. 155,045
165,500 GATX Corp. ..................... 28,929,400
31,232,737
Wireless Communications  — 0.1%
71,900 Array Digital Infrastructure Inc. ........ 3,595,719
TOTAL COMMON STOCKS ......... 2,894,282,138
CLOSED-END FUNDS  — 0.0%
40,000 Altaba Inc., Escrow† ............... 54,000
PREFERRED STOCKS  — 1.0%
Broadcasting  — 0.1%
85,835 Liberty Broadband Corp., Ser. A, 7.000% . 2,133,858
Business Services  — 0.0%
17,595 Steel Partners Holdings LP, Ser. A, 6.000%,
02/07/26 ...................... 436,708
Diversified Industrial  — 0.0%
2,000 Jungheinrich AG .................. 69,410
Energy and Utilities: Electric  — 0.0%
10,000 SCE Trust IV, Ser. J, 5.375% .......... 233,900
Energy and Utilities: Services  — 0.0%
14,300 Enbridge Inc., Ser. F, 5.538% ......... 218,759
Financial Services  — 0.6%
32,941 Athene Holding Ltd., Ser. B, 5.625% .... 723,384
87,500 Bank of America Corp., 5.375% ....... 2,000,250
60,000 Compass Diversified Holdings, Ser. A,
7.250% ...................... 1,002,000

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
PREFERRED STOCKS (Continued)
Financial Services (Continued)
105,254 Compass Diversified Holdings, Ser. B,
7.875% ...................... $ 1,932,463
9,192 Compass Diversified Holdings, Ser. C,
7.875% ...................... 169,133
118,338 DigitalBridge Group Inc., Ser. H, 7.125% . 2,644,854
15,487 Enstar Group Ltd., Ser. D, 7.000% ..... 368,591
21,257 Enstar Group Ltd., Ser. E, 7.000% ...... 467,654
10,000 Flagstar Financial Inc., Ser. A, 6.375% ... 219,600
227,500 JPMorgan Chase & Co., 4.200% ....... 4,295,200
7,000 MetLife Inc., Ser. A, 5.299% .......... 168,280
5,000 PhenixFIN Corp., 5.250%, 11/01/28 .... 120,350
18,461 State Street Corp., Ser. G, 5.350% ..... 429,403
6,253 Stifel Financial Corp., Ser. B, 6.250% ... 156,075
96,057 The Allstate Corp., Ser. H, 5.100% ..... 2,136,308
91,538 The Charles Schwab Corp., Ser. J, 4.450% 1,798,722
35,000 The Goldman Sachs Group Inc., Ser. D,
5.158% ...................... 731,500
50,100 Truist Financial Corp., Ser. R, 4.750% ... 1,027,050
20,390,817
Health Care  — 0.0%
2,296 XOMA Royalty Corp., Ser. A, 8.625% ... 60,775
Real Estate Investment Trust  — 0.2%
27,564 Arbor Realty Trust Inc., Ser. E, 6.250% .. 504,145
92,921 Chimera Investment Corp., Ser. A, 8.000% 2,056,342
108,271 KKR Real Estate Finance Trust Inc., Ser. A,
6.500% ...................... 2,127,525
4,688,012
Telecommunications  — 0.1%
145,000 AT&T Inc., Ser. C, 4.750% ........... 2,888,400
Wireless Communications  — 0.0%
10,000 T-Mobile USA Inc., 6.250%, 09/01/69 ... 248,000
TOTAL PREFERRED STOCKS ........ 31,368,639
MANDATORY CONVERTIBLE SECURITIES(b)  — 0.2%
Aerospace  — 0.0%
1,500 The Boeing Co.,
6.000%, 10/15/27 ............... 104,355
Energy and Utilities  — 0.1%
88,500 El Paso Energy Capital Trust I,
4.750%, 03/31/28 ............... 4,417,035
Specialty Chemicals  — 0.1%
37,500 Albemarle Corp.,
7.250%, 03/01/27 ............... 1,420,500
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 5,941,890
Shares
Market
Value
RIGHTS  — 0.0%
Retail  — 0.0%
82,000 Walgreens Boots Alliance Inc., CVR† .... $ 41,000
WARRANTS  — 0.0%
Energy and Utilities: Oil  — 0.0%
6,000 Occidental Petroleum Corp., expire
08/03/27† ..................... 153,000
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.0%
Cable and Satellite  — 0.0%
$ 200,000 AMC Networks Inc.,
4.250%, 02/15/29 ............... 191,500
CORPORATE BONDS  — 0.3%
Financial Services  — 0.3%
Capital One Financial Corp. , Ser. M, (5
yr. US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%)
1,500,000 3.950%, (c)(d) ................. 1,474,671
1,000,000 5.500%, (c)(d) ................. 1,002,728
1,500,000 Citigroup Inc., Ser. X, (5 yr. US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.42%),
3.875%, (c)(d) ................. 1,487,744
1,500,000 Citizens Financial Group Inc., Ser. G, (5
yr. US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%),
4.000%, (c)(d) ................. 1,471,264
1,500,000 The Charles Schwab Corp., Ser. H, (10 yr.
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%),
4.000%, (c)(d) ................. 1,409,867
1,000,000 The Goldman Sachs Group Inc., Ser. U, (5
yr. US Treasury Yield Curve Rate T Note
Constant Maturity + 2.92%),
3.650%, (c)(d) ................. 980,795
1,000,000 Truist Financial Corp., Ser. P, (5 yr. US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.61%),
4.950%, (c)(d) ................. 997,319
8,824,388
TOTAL CORPORATE BONDS ........ 8,824,388

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 7.9%
$ 254,459,000 U.S. Treasury Bills,
3.776% to 4.295%††, 10/09/25 to
03/26/26 ...................... $ 252,432,564
TOTAL INVESTMENTS — 100.0% ....
(Cost $1,784,279,680) ............ $ 3,193,289,119
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c) Security is perpetual and has no stated maturity date.
(d) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2025.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest
CVR Contingent Value Right
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 88.0% $ 2,811,383,780
Europe .............................. 8.4 267,757,964
Japan ............................... 3.1 100,045,822
Asia/Pacific ......................... 0.4 11,580,934
Latin America ....................... 0.1 2,520,619
Total Investments ................... 100.0% $ 3,193,289,119